DEBENTURES (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 ₪ / shares	Mar. 31, 2014 USD ($) $ / shares
Debt Instrument [Line Items]
Repayment by December 2016	$ 6,578	$ 109,999
Repayment by December 2018	$ 45,826
Par value | ₪ / shares					₪ 15	₪ 15
Financing expense		$ 9,817
Debentures [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 65,000	312,000
Repayment by December 2016	7,000
Repayment by December 2018	58,000
2007 Debentures Series D [Member]
Debt Instrument [Line Items]
Outstanding principal	6,000	12,000
Repayment by December 2016	$ 5,781	$ 5,796
Repayment by December 2018
Principal amount	$ 27,000
Interest rate	8.00%	8.00%
Number of installment payments	6
Debentures Series F [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 1,000	$ 197,000
Repayment by December 2016	$ 797	$ 58,626
Repayment by December 2018
Principal amount				$ 230,000
Interest rate	7.80%	7.80%
Number of installment payments	2
Par value | $ / shares	$ 10
Beneficial conversion feature				110,000
Unamortized discount				$ 110,000
Amount of debentures converted into shares	$ 196,000	$ 34,000
Accretion and amortization	$ 88,000	39,000
2010 Notes [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 01, 2015
Outstanding principal		45,000
Repayment by December 2016		$ 45,577
Repayment by December 2018
Principal amount	$ 94,000
Interest rate		8.00%
Amount of debt repaid	45,000
2014 Notes [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 58,000	$ 58,000
Repayment by December 2016
Repayment by December 2018	$ 45,826
Principal amount							$ 45,000
Interest rate	8.00%	8.00%
Conversion ratio per share | $ / shares							$ 10.07
Percentage of share trading price	20.00%
Repurchase amount							$ 10,000
Financing expense		$ 9,800
Number of trading days to be considered for calculating premium percentage | item	5
Redemption premium (as a percent)	1.00%